LIBERTY METALS & MINING LOAN FACILITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 04, 2019	Jan. 11, 2019	Aug. 31, 2019	Aug. 21, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Nov. 20, 2015
Statements [Line Items]
Decrease in deficit			$ (1,157)		$ (1,157)	$ (19,530)	$ (23,266)	$ 419,448
Increase (decrease) in number of shares outstanding	3,124,059			8,326,957
Equity Issuance, Price per Share	$ 1.33			$ 1.25
Proceeds from sale of shares	$ 4,160				25,024	19,882	$ 88,774
Brokerage fees payable			$ 2,775		$ 2,775
Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Decrease in deficit						$ (5,781)
LMM Facility [Member]
Statements [Line Items]
Borrowings									$ 40,000
Borrowings, interest rate basis					The LMM Facility bears interest at LIBOR plus 9.5
Repayments of non-current borrowings and production payment termination accrual					$ 23,100
Payments of production payment termination accrual					15,000
Repayments of non-current borrowings		$ 8,000		$ 43,000	$ 8,100
Increase (decrease) in number of shares outstanding			7,575,758
Equity Issuance, Price per Share			$ 1.32
Proceeds from sale of shares				$ 10,000